Exhibit 99.1

World Omni Auto Receivables Trust 2019-B

Monthly Servicer Certificate

November 30, 2021

Dates Covered
Collections Period	11/01/21 - 11/30/21
Interest Accrual Period	11/15/21 - 12/14/21
30/360 Days	30
Actual/360 Days	30
Distribution Date	12/15/21

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 10/31/21	231,559,487.73	16,385
Yield Supplement Overcollateralization Amount 10/31/21	7,200,075.91	0
Receivables Balance 10/31/21	238,759,563.64	16,385
Principal Payments	11,837,756.25	497
Defaulted Receivables	229,364.31	13
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 11/30/21	6,668,636.96	0
Pool Balance at 11/30/21	220,023,806.12	15,875

Pool Statistics	$ Amount	# of Accounts
Pool Factor	25.78%
Prepayment ABS Speed	1.32%
Aggregate Starting Principal Balance	879,483,109.18	36,170

Delinquent Receivables:
Past Due 31-60 days	2,258,282.13	111
Past Due 61-90 days	598,245.68	31
Past Due 91-120 days	155,720.13	9
Past Due 121+ days	0.00	0
Total	3,012,247.94	151

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.33%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.33%
Delinquency Trigger Occurred	NO

Recoveries	250,630.46
Aggregate Net Losses/(Gains) - November 2021	(21,266.15)
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	-0.11%
Prior Net Losses/(Gains) Ratio	-0.32%
Second Prior Net Losses/(Gains) Ratio	0.56%
Third Prior Net Losses/(Gains) Ratio	0.31%
Four Month Average	0.11%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.78%

Overcollateralization Target Amount	4,150,650.57
Actual Overcollateralization	4,150,650.57
Weighted Average Contract Rate	4.25%
Weighted Average Contract Rate, Yield Adjusted	6.40%
Weighted Average Remaining Term	36.26

Flow of Funds	$ Amount
Collections	12,941,674.62
Investment Earnings on Cash Accounts	64.74
Servicing Fee	(198,966.30)
Transfer to Collection Account	-
Available Funds	12,742,773.06

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	413,619.49
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	59,345.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	31,436.25
(7) Noteholders' Third Priority Principal Distributable Amount	7,385,031.04
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	4,150,650.57
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	702,690.71
(12) Collection Account Redeposits	-

Total Distributions of Available Funds	12,742,773.06

Servicing Fee	198,966.30
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	790,700,000.00
Original Class B	24,900,000.00
Original Class C	12,450,000.00

Total Class A, B, & C
Note Balance @ 11/15/21	227,408,837.16
Principal Paid	11,535,681.61
Note Balance @ 12/15/21	215,873,155.55

Class A-1
Note Balance @ 11/15/21	0.00
Principal Paid	0.00
Note Balance @ 12/15/21	0.00
Note Factor @ 12/15/21	0.0000000%

Class A-2
Note Balance @ 11/15/21	0.00
Principal Paid	0.00
Note Balance @ 12/15/21	0.00
Note Factor @ 12/15/21	0.0000000%

Class A-3
Note Balance @ 11/15/21	108,238,837.16
Principal Paid	11,535,681.61
Note Balance @ 12/15/21	96,703,155.55
Note Factor @ 12/15/21	35.9571486%

Class A-4
Note Balance @ 11/15/21	81,820,000.00
Principal Paid	0.00
Note Balance @ 12/15/21	81,820,000.00
Note Factor @ 12/15/21	100.0000000%

Class B
Note Balance @ 11/15/21	24,900,000.00
Principal Paid	0.00
Note Balance @ 12/15/21	24,900,000.00
Note Factor @ 12/15/21	100.0000000%

Class C
Note Balance @ 11/15/21	12,450,000.00
Principal Paid	0.00
Note Balance @ 12/15/21	12,450,000.00
Note Factor @ 12/15/21	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	504,400.74
Total Principal Paid	11,535,681.61
Total Paid	12,040,082.35

Class A-1
Coupon	2.54330%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	2.63000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	2.59000%
Interest Paid	233,615.49
Principal Paid	11,535,681.61
Total Paid to A-3 Holders	11,769,297.10

Class A-4
Coupon	2.64000%
Interest Paid	180,004.00
Principal Paid	0.00
Total Paid to A-4 Holders	180,004.00

Class B
Coupon	2.86000%
Interest Paid	59,345.00
Principal Paid	0.00
Total Paid to B Holders	59,345.00

Class C
Coupon	3.03000%
Interest Paid	31,436.25
Principal Paid	0.00
Total Paid to C Holders	31,436.25

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.6091429
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	13.9311414
Total Distribution Amount	14.5402843

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.8686528
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	42.8931420
Total A-3 Distribution Amount	43.7617948

A-4 Interest Distribution Amount	2.2000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.2000000

B Interest Distribution Amount	2.3833333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.3833333

C Interest Distribution Amount	2.5250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.5250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	640.19
Noteholders' Principal Distributable Amount	359.81

Account Balances	$ Amount
Reserve Account
Balance as of 11/15/21	2,075,325.29
Investment Earnings	44.52
Investment Earnings Paid	(44.52)
Deposit/(Withdrawal)	-
Balance as of 12/15/21	2,075,325.29
Change	-

Required Reserve Amount	2,075,325.29

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$789,866.71	$796,643.99	$987,990.95
Number of Extensions	36	37	47
Ratio of extensions to Beginning of Period Receivables Balance	0.33%	0.32%	0.37%